AFD EXCHANGE RESERVES


SEMI-ANNUAL REPORT
MARCH 31, 1998
(UNAUDITED)



LETTER TO SHAREHOLDERS                                    AFD EXCHANGE RESERVES
_______________________________________________________________________________

May 27, 1998

Dear Shareholder:

We are pleased to provide an overview of market and Fund activity during AFD Exchange Reserves semi-annual reporting period ended March 31, 1998. AFD Exchange Reserves serves as the money market fund exchange vehicle for the Alliance Mutual Funds. The Fund's investment objective is to provide maximum current income consistent with safety of principal and liquidity.

The Fund's net assets as of March 31, 1998 totaled approximately $227.8 million. The Fund remains invested in high quality money market securities which include marketable obligations issued or guaranteed by the U.S. government and its agencies, and commercial paper. As of March 31, 1998, the average weighted maturity of the portfolio was 25 days.

ECONOMIC COMMENTARY
During the reporting period ended March 31, 1998, the Federal Reserve kept rates steady at 5.5%. The U.S. economy grew at an unsustainable 4.2% rate in the first quarter of 1998 following 1997's 3.8% pace. We expect the economy to decelerate to a 2.0% to 2.5% growth pace for the remainder of the year. Consumer prices rose 1.5% in the first quarter from the same period in 1997.

We expect inflation as measured by the Consumer Price Index (CPI) to drift up to and above 2.0% by year-end as the disinflationary benefits of the strong dollar and weak commodity prices wane.

On March 31, 1998, the Federal Reserve shifted from a "neutral" stance to one biased toward higher rates. By returning to the "tightening" bias it held through most of 1997, the Fed has signaled that its main focus is the inflationary threat posed by labor cost and equity price appreciation. We believe that no Fed move is imminent, but we would not rule out one or more Fed tightenings later this year or early in 1999.

We appreciate your continued interest in AFD Exchange Reserves.

Sincerely,


John D. Carifa
Chairman and President


AN INVESTMENT IN THE FUND IS NOT (I) INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, (II) A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY ANY BANK, OR (III) FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


1


STATEMENT OF NET ASSETS
MARCH 31, 1998 (UNAUDITED)                                AFD EXCHANGE RESERVES
_______________________________________________________________________________
PRINCIPAL
 AMOUNT
  (000)   SECURITY                                   YIELD         VALUE
-------------------------------------------------------------------------------
          COMMERCIAL PAPER-59.9%
          Allianz of America Finance Corp.
$ 7,000   5/13/98 (a)                                 5.47%     $6,955,328
          Allstate Corp.
  7,000   4/30/98                                     5.55       6,968,704
          American Express Co.
  7,000   5/14/98                                     5.55       6,953,596
          Associates Corp. of North America
  10,000  4/01/98                                     6.10      10,000,000
          Banc One Funding Corp.
  3,700   4/30/98 (a)                                 5.50       3,683,607
          Bell South Capital Funding Corp.
  7,000   5/04/98                                     5.54       6,964,452
          Cargill Global Funding
  7,000   4/22/98                                     5.52       6,977,460
          Chase Manhattan Bank
  6,000   5/04/98                                     5.48       5,969,860
          Colgate Palmolive Co.
  7,000   4/30/98                                     5.53       6,968,817
          Duke Power
  4,000   4/29/98                                     5.50       3,982,889
  3,494   5/29/98                                     5.50       3,463,039
          Dupont (E. I.) de Nemours & Co.
  8,000   5/06/98                                     5.48       7,957,378
          Ford Motor Credit Corp.
  7,000   5/20/98                                     5.51       6,947,502
          General Electric Capital Corp.
  7,000   6/03/98                                     5.57       6,933,238
          General Motors Acceptance Corp.
  7,500   5/18/98                                     5.53       7,445,852
          International Lease Finance Corp.
  7,000   5/06/98                                     5.51       6,962,501
          Koch Industries
  8,950   4/01/98 (a)                                 6.05       8,950,000
          Merrill Lynch & Co., Inc.
  7,500   6/15/98                                     5.51%      7,413,906
          Motorola Corp.
  7,905   4/22/98                                     5.51       7,879,592
          Salomon Smith Barney Holdings Inc.
  7,000   5/04/98                                     5.54       6,964,452
          Total Commercial Paper
          (amortized cost $136,342,173)                        136,342,173

          U.S. GOVERNMENT & AGENCY OBLIGATIONS-36.7%
          Federal Home Loan Bank
  8,000   5.64%, 3/12/99                              5.64       8,000,000
 75,700   4/01/98                                     5.70      75,700,000

          Total U.S. Government & Agency Obligations
          (amortized cost $83,700,000)                          83,700,000

          PROMISSORY NOTE-3.1%
          Goldman Sachs Group LP
  7,000   5.88%, 5/27/98
          (amortized cost $7,000,000)                 5.88       7,000,000

          TOTAL INVESTMENTS-99.7%
          (amortized cost $227,042,173)                        227,042,173
          Other assets less liabilities-0.3%                       728,616

          NET ASSETS-100%
          (offering and redemption price of $1.00
          per share; 105,619,185 Class A shares;
          78,768,509 Class B shares; 43,038,977
          Class C shares and 345,855 Advisor Class
          shares outstanding)                                $ 227,770,789


(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1998, these securities amounted to $19,588,935, representing 8.6% of net assets.

     See notes to financial statements.


2


STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)               AFD EXCHANGE RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $ 4,995,137

EXPENSES
  Advisory fee                                   $   220,361
  Distribution fee - Class A                         153,486
  Distribution fee - Class B                         383,201
  Distribution fee - Class C                         139,690
  Transfer agency                                    111,372
  Registration fees                                   66,964
  Custodian                                           48,912
  Administrative                                      49,000
  Printing                                            24,336
  Audit and legal                                     21,966
  Amortization of organization expenses               13,080
  Trustees' fees                                      11,054
  Miscellaneous                                        3,067
  Total expenses                                                     1,246,489
  Net investment income                                              3,748,648

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                             760

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 3,749,408


See notes to financial statements.


3


STATEMENT OF CHANGES IN NET ASSETS                        AFD EXCHANGE RESERVES
_______________________________________________________________________________

                                             SIX MONTHS ENDED    YEAR ENDED
                                              MARCH 31, 1998    SEPTEMBER 30,
                                               (UNAUDITED)          1997
                                             ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                       $   3,748,648     $   5,152,750
  Net realized gain (loss) on
    investment transactions                             760              (311)
  Net increase in net assets from operations      3,749,408         5,152,439

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                      (1,386,019)       (1,638,799)
    Class B                                      (1,537,667)       (2,707,243)
    Class C                                        (799,571)         (806,371)
    Advisor Class                                   (25,391)             (337)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                   88,163,154        19,187,747
  Total increase                                 88,163,914        19,187,436

NET ASSETS
  Beginning of year                             139,606,875       120,419,439
  End of period                               $ 227,770,789     $ 139,606,875


See notes to financial statements.


4


NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998 (UNAUDITED)                                AFD EXCHANGE RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
AFD Exchange Reserves (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund's investment objective is to provide maximum current income to the extent consistent with safety of principal and liquidity. The Fund offers Class A, Class B, Class C and Advisor Class shares. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its own distribution and transfer agency expenses and has exclusive voting rights with respect to its distribution plan.

Class A shares are sold for cash without any initial sales charge at the time of purchase. On cash purchases of $1,000,000 or more, however, a contingent deferred sales charge ("CDSC") equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year will be charged. Class A shares may be exchanged for Class A shares of other Alliance Mutual Funds, subject, in the case of Class A shares of the Fund that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Fund also are offered in exchange for Class A shares of other Alliance Mutual Funds without any sales charge at the time of purchase, but on Class A shares that were received in exchange for Alliance Mutual Fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Fund are redeemed within one year of the Alliance Mutual Fund Class A shares originally purchased for cash.

Class B shares are sold for cash without an initial sales charge. However, a CDSC is charged if shares are redeemed within four years after purchase. The CDSC charge declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased for cash will automatically convert to Class A shares after eight years. Class B shares may be exchanged for Class B shares of other Alliance Mutual Funds. Class B shares also are offered in exchange for Class B shares of other Alliance Mutual Funds without any initial sales charge. However, a CDSC may be charged if shares are redeemed within a certain number of years of the original purchase of Alliance Mutual Fund Class B shares. When redemption occurs, the applicable CDSC schedule is that which applied to the Alliance Mutual Fund Class B shares originally purchased for cash at the time of their purchase.

Class C shares are sold for cash or in exchange for Class C shares of another Alliance Mutual Fund. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase. Class C shares do not convert to any other class of shares of the Fund. Class C shares may be exchanged for Class C shares of other Alliance Mutual Funds.

Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another Alliance Mutual Fund without any initial sales charge or CDSC and are not subject to ongoing distribution expenses. Advisor Class shares are offered solely to investors participating in fee-based programs and to certain retirement plan accounts.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES
Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. ORGANIZATION EXPENSES
Organization expenses have been deferred and are being amortized on a straight-line basis through March, 1999.

3. TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.


5


NOTES TO FINANCIAL STATEMENTS (CONTINUED)                 AFD EXCHANGE RESERVES
_______________________________________________________________________________

4. DIVIDENDS
The Fund declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees.

6. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund pays its Adviser, Alliance Capital Management L.P. an advisory fee at the annual rate of .25% on the first $1.25 billion of average daily net assets;
 .24% on the next $.25 billion; .23% on the next $.25 billion; .22% on the next $.25 billion; .21% on the next $1 billion; and .20% in excess of $3 billion. In addition to the advisory fee, the Fund also reimburses the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 1998, such reimbursements totaled $49,000.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $87,480 for the six months ended March 31, 1998.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B and Class C. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares, 1.00% of the average daily net assets attributable to Class B shares and .75% of the average daily net assets attributable to Class C shares. There is no distribution fee on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
At March 31, 1998, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At September 30, 1997, the Fund had a capital loss carryforward of $2,497, of which $2,186 expires in 2003 and $311 expires in the year 2004.


6


                                                          AFD EXCHANGE RESERVES
_______________________________________________________________________________

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At March 31, 1998, capital paid-in aggregated $105,619,185 for Class A, $78,768,509 for Class B, $43,038,977 for Class C and $345,855 for Advisor Class. Transactions, all at $1.00 per share, were as follows:


                                                            CLASS A
                                                -------------------------------
                                               SIX MONTHS ENDED    YEAR ENDED
                                                MARCH 31, 1998    SEPTEMBER 30,
                                                  (UNAUDITED)         1997
                                                ---------------   -------------
Shares sold                                      1,035,484,985     396,646,176
Shares issued on reinvestments of dividends          1,386,019       1,638,799
Shares converted from Class B                        1,045,834       2,779,625
Shares redeemed                                   (973,465,611)   (402,092,046)
Net increase (decrease)                             64,451,227      (1,027,446)

                                                             CLASS B
                                                -------------------------------
                                               SIX MONTHS ENDED    YEAR ENDED
                                                MARCH 31, 1998    SEPTEMBER 30,
                                                  (UNAUDITED)         1997
                                                ---------------   -------------
Shares sold                                        190,343,677     248,115,983
Shares issued on reinvestments of dividends          1,537,667       2,707,243
Shares converted to Class A                         (1,045,834)     (2,779,625)
Shares redeemed                                   (186,523,562)   (238,596,718)
Net increase                                         4,311,948       9,446,883

                                                             CLASS C
                                                -------------------------------
                                               SIX MONTHS ENDED    YEAR ENDED
                                                MARCH 31, 1998    SEPTEMBER 30,
                                                  (UNAUDITED)         1997
                                                ---------------   -------------
Shares sold                                        541,366,526     263,291,205
Shares issued on reinvestments of dividends            799,571         806,371
Shares redeemed                                   (523,077,069)   (253,364,170)
Net increase                                        19,089,028      10,733,406

                                                          ADVISOR CLASS
                                                -------------------------------
                                                                   JANUARY 30,
                                               SIX MONTHS ENDED    1997(A) TO
                                                MARCH 31, 1998    SEPTEMBER 30,
                                                  (UNAUDITED)         1997
                                                ---------------   -------------
Shares sold                                         13,131,013         120,464
Shares issued on reinvestments of dividends             25,391             337
Shares redeemed                                    (12,845,453)        (85,897)
Net increase                                           310,951          34,904


7


(a)  Commencement of distribution.


FINANCIAL HIGHLIGHTS                                      AFD EXCHANGE RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        CLASS A
                                            -----------------------------------------------------------------
                                            SIX MONTHS                                           MARCH 25,
                                              ENDED                                                1994(A)
                                             MARCH 31,            YEAR ENDED SEPTEMBER 30,           TO
                                               1998      -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0225        .0411        .0416        .0453        .0126

LESS: DIVIDENDS
Dividends from net investment income          (.0225)      (.0411)      (.0416)      (.0453)      (.0126)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           4.56%(c)     4.19%        4.24%        4.64%        2.45%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $106          $41          $41          $41          $18
Ratios to average net assets of:
  Expenses, net of waivers                      1.14%(c)     1.38%        1.29%        1.21%        1.82%(c)
  Expenses, before waivers                      1.14%(c)     1.38%        1.29%        1.29%        1.82%(c)
  Net investment income                         4.52%(c)     4.10%        4.15%        4.63%(d)     2.62%(c)


                                                                         CLASS B
                                            -----------------------------------------------------------------
                                           SIX MONTHS                                            MARCH 25,
                                              ENDED                                               1994(A)
                                             MARCH 31,           YEAR ENDED SEPTEMBER 30,           TO
                                               1998      ------------------------------------- SEPTEMBER 30,
                                            (UNAUDITED)      1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0200        .0361        .0366        .0404        .0101

LESS: DIVIDENDS
Dividends from net investment income          (.0200)      (.0361)      (.0366)      (.0404)      (.0101)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           4.06%(c)     3.67%        3.72%        4.12%        1.95%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $79          $74          $65          $65          $31
Ratios to average net assets of:
  Expenses, net of waivers                      1.66%(c)     1.88%        1.79%        1.70%        2.35%(c)
  Expenses, before waivers                      1.66%(c)     1.88%        1.79%        1.78%        2.35%(c)
  Net investment income                         4.01%(c)     3.61%        3.67%        4.17%(d)     1.91%(c)


See footnote summary on page 9.


8


                                                          AFD EXCHANGE RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        CLASS C
                                            -----------------------------------------------------------------
                                             SIX MONTHS                                           MARCH 25,
                                               ENDED                                               1994(A)
                                              MARCH 31,         YEAR ENDED SEPTEMBER 30,             TO
                                                1998     ------------------------------------- SEPTEMBER 30,
                                            (UNAUDITED)      1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0213        .0386        .0390        .0430        .0112

LESS: DIVIDENDS
Dividends from net investment income          (.0213)      (.0386)      (.0390)      (.0430)      (.0112)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           4.32%(c)     3.93%        3.98%        4.39%        2.18%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $43          $24          $13          $10           $5
Ratios to average net assets of:
  Expenses, net of waivers                      1.38%(c)     1.61%        1.55%        1.45%        2.08%(c)
  Expenses, before waivers                      1.38%(c)     1.61%        1.55%        1.52%        2.08%(c)
  Net investment income                         4.29%(c)     3.90%        3.89%        4.41%(d)     2.14%(c)


                                                   ADVISOR CLASS
                                            --------------------------
                                           SIX MONTHS      JANUARY 30,
                                             ENDED           1997(A)
                                            MARCH 31,          TO
                                              1998         SEPTEMBER 30,
                                           (UNAUDITED)         1997
                                            ----------      ----------
Net asset value, beginning of period          $ 1.00          $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0250           .0254

LESS: DIVIDENDS
Dividends from net investment income          (.0250)         (.0254)
Net asset value, end of period                $ 1.00          $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (b) (c)                       5.08%           4.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)        $346             $35
Ratio of expenses to average net assets (c)      .64%            .88%
Ratio of net investment income to
  average net assets (c)                        5.06%           4.15%


(a)  Commencement of distribution.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Contingent deferred sales charge is not reflected in the calculation of total investment return.

(c)  Annualized.

(d)  Net of expenses waived by the Adviser.


9


                                                          AFD EXCHANGE RESERVES
_______________________________________________________________________________

AFD EXCHANGE RESERVES
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672


TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
RAYMOND J. PAPERA, SENIOR VICE PRESIDENT
KENNETH T. CARTY, VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
MARIA R. CONA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
ONE BATTERY PARK PLAZA
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


(1)  Member of the audit committee.

     DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS, WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R    THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE
CAPITAL MANAGEMENT L.P.

10


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio

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